Document and Entity Information	Apr. 20, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001824920
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 20, 2025
Entity Registrant Name	IonQ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	85-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE